Loss Per Share - Securities and Convertible Notes (Details) - $ / shares			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	65,239	52,050	157,290	114,299	63,642
Fair value of this embedded compound derivative			$ 3.31
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,327	3,783	515	2,422	2,080
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	62,912	48,267	135,823	111,877	61,562
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			20,952